Related parties disclosure (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Parties Disclosure - Schedule of Subsidiary/Parent Ownership Interest

As at December 31, 2024, the consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at December 31, 2024	% ownership as at December 31, 2023	Nature of business
SEALSQ France SAS	France	2010	EUR 1,473,162	100%	100%	Chip manufacturing, sales & distribution
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100%	100%	Sales & distribution
SEALSQ France Taiwan Branch	Taiwan	2017	TWD 100,000	100%	100%	Sales & distribution
SEALSQ USA Ltd	U.S.A.	2024	Nil	100%	n/a	Sales & distribution

Related Parties Disclosure - Schedule of Related Party Transactions
		Receivables as at		Payables as at		Net expenses to			Net income from
	Related Parties	December 31,	December 31,	December 31,	December 31,	in the year ended December 31,			in the year ended December 31,
	(in USD'000)	2024	2023	2024	2023	2024	2023	2022	2024	2023	2022
1	Carlos Moreira	-	-	953	-	-	-	-	-	-	-
2	John O'Hara	-	-	381	-	-	-	-	-	-	-
3	Ruma Bose	-	-	13	28	97	33	-	-	-	-
4	Cristina Dolan	-	-	13	-	74	-	-	-	-	-
5	David Fergusson	-	-	-	-	18	-	-	-	-	-
6	Danil Kerimi	-	-	13	8	105	8	-	-	-	-
7	Eric Pellaton	-	-	13	-	74	-	-	-	-	-
8	Peter Ward	-	-	-	-	6	-	-	-	-	-
9	WISeKey International Holding AG	-	-	4,821	7,100	4,752	5,283	796	-	-	-
10	WISeKey SA	-	-	237	-	978	-	-	-	-	-
11	WISeKey USA Inc	-	-	-	981	-	827	558	-	-	-
12	WISeKey Semiconductors GmbH	-	-	-	881	84	180	105	-	-	-
13	WISeCoin AG	-	-	3,445	3,389	75	75	86	-	-	-
14	SEALCoin AG	223	-	-	-	-	-	-	227	-	-
	Total	223	-	9,889	12,387	6,263	6,406	1,545	227	-	-